Fair Value of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2017
Investments, All Other Investments [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at March 31, 2017:

	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Derivative and warrant liability	-	-	-	7,172
Total liabilities measured at fair value	$-	$-	$-	$7,172

Schedule of Reconciliation of Derivative Liability for Level 3 Inputs

The following is a reconciliation of the derivative liability for which Level 3 inputs were used in determining the approximate fair value:

Beginning balance as of December 31, 2016	$-
Fair value of derivative liabilities assumed in merger	7,263
(Gain) Loss on change in derivative liability	(91)
Ending balance as of March 31, 2017	$7,172

Schedule of Fair Value of Financial Instruments Black-Scholes Option Model and Valuation Assumptions

The derivative liabilities related to the embedded conversion feature were valued using the Black-Scholes option valuation model and the following assumptions on the following dates:

March 31, 2017
Embedded Conversion Feature
Risk free interest rate	0.89% to 1.09%
Expected volatility	337.54% to 404.54%
Expected life (in years)	0.38 to 1.00
Expected dividend yield	-
Number outstanding	446,398